File Number:  333-110037
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933




                                                           April 1, 2013



                              Pioneer Growth Opportunities Fund

                Supplement to the May 1, 2012 Prospectus, as in effect
  	             and as may be amended from time to time

Fund summary

The following replaces the information in the "Management" chart:

Portfolio management  Marco Pirondini, Executive Vice President, Head of
                      Equities, U.S. of Pioneer (portfolio manager of the fund since 2013) and Shaji John, Vice President of Pioneer (portfolio manager of the fund since 2013).


Management

The following replaces the first paragraph in the subsection entitled "Portfolio management":

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Marco Pirondini and Shaji John. Mr. Pirondini and Mr. John may draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis, and include members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Pirondini, Executive Vice President, Head of Equities U.S., has served as a portfolio manager of the fund since 2013. From 2004 until 2010, Mr. Pirondini was Global Chief Investment Officer of Pioneer Investments, overseeing equity, fixed income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. Mr. Pirondini joined a predecessor organization to Pioneer in 1991. Mr. John, Vice President of Pioneer, joined Pioneer in 2011 from JT Venture Partners, LLC where he was managing general partner from 2000 to 2011. Mr. John has served as portfolio manager of the fund since 2013.




                                                                26546-00-0413
                                     (c) 2013 Pioneer Funds Distributor, Inc.
                                          Underwriter of Pioneer mutual funds
                                                                  Member SIPC